Contingencies (Details)							12 Months Ended
	Feb. 06, 2023 MXN ($)	Jan. 04, 2023 MXN ($)	Jan. 04, 2023 USD ($)	Dec. 11, 2020 MXN ($)	Dec. 09, 2016 MXN ($)	Sep. 12, 2015 Tons	Dec. 31, 2024 MXN ($) Tons	Dec. 31, 2024 USD ($) Tons	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)	Jul. 26, 2004 USD ($)
Contingencies [Line Items]
Obligated to pay														$ 200,000
Disposition of stack (in Tons) | Tons							8,000	8,000
Total metric tons (in Tons) | Tons						3,000
Environmental liabilities								$ 2,500,000		$ 2.5
Current and non-current portion reserve										1,000,000		$ 1,000,000
Civil penalties (in Pesos)	$ 990,000								$ 700,000,000
Pension amount (in Pesos)		$ 1,274,075,000
Unpaid Contributions			$ 1,474,049
Provision										$ 8,345,769
Sale and use tax amount (in Pesos)					$ 2,452,028,000
Interest (in Pesos)					$ 394,138,000
Received an appraisal amount (in Pesos)				$ 1,631,827,000
Interest paid (in Pesos)							$ 3,733,000		$ 153,729,000		$ 56,352,000
Corrective Action Consent Agreement [Member]
Contingencies [Line Items]
Civil penalty													$ 138,000
Republic Steel [Member]
Contingencies [Line Items]
Interest paid (in Pesos)				$ 339,885,000